Segment Information (Details) - Schedule of financial information related to our reportable segments and corporate - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net revenue	$ 1,022,851	$ 1,179,620	$ 3,997,490	$ 2,894,390	$ 4,299,717	$ 1,212,870
Cost of revenue	1,404,562	1,418,213	4,771,151	4,160,743	5,300,037	1,495,042
Gross margin	(381,711)	(238,593)	(773,661)	(1,266,353)	(1,000,320)	(282,172)
Research and development	234,965	322,946	686,131	708,396	983,528	257,431
Marketing	646,520	1,812,400	4,016,051	8,049,579	9,626,982	2,854,904
Stock based compensation	626,568	2,151,900	3,848,578	5,662,389	9,661,174
General and administrative not including depreciation, amortization, or Impairment	4,087,055	2,385,135	10,956,046	5,551,049	9,975,360	5,858,454
Depreciation and amortization	157,996		441,943	194,929	397,440
Impairment of intangibles	249,586		257,117	93,791	1,727,032
Total operating expenses	5,595,108	6,672,381	20,205,866	19,971,413
Interest expense	(673,694)		(707,950)
All other expenses	(2,875,832)		(3,424,854)
Other expenses, net	(3,549,526)		(4,132,804)
Loss before income tax provision	(9,526,345)	(9,720,121)	(25,112,331)	(24,925,834)	(37,379,153)	(24,212,783)
Creatd Labs [Member]
Segment Reporting Information [Line Items]
Net revenue	291,414	565,852	1,138,904	1,388,411	1,926,374	375,043
Cost of revenue	564,349	849,079	1,917,039	2,482,848	3,186,240	652,259
Gross margin	(272,935)	(283,227)	(778,135)	(1,094,437)	(1,259,866)	(277,216)
Research and development	139,997	250,474	408,810	549,426	758,293	227,656
Marketing	370,584	1,540,540	2,301,994	6,842,142	8,182,935	2,426,668
Stock based compensation	122,964	337,026	755,284	886,832
General and administrative not including depreciation, amortization, or Impairment	90,212	386,844	242,330	900,323	3,918,130	2,301,088
Depreciation and amortization	1,489		4,166
Impairment of intangibles
Total operating expenses	723,757	2,514,884	3,712,584	9,178,723
Interest expense	(17,048)		(34,095)
All other expenses
Other expenses, net	(17,048)		(34,095)
Loss before income tax provision	(1,001,024)	(2,802,443)	(4,524,814)	(10,286,156)	(15,858,951)	(6,474,951)
Creatd Ventures [Member]
Segment Reporting Information [Line Items]
Net revenue	316,654	3,919	1,237,542	9,616	90,194
Cost of revenue	502,396	174,438	1,706,586	497,194	148,989
Gross margin	(185,742)	(170,519)	(469,044)	(487,578)	(58,940)
Research and development		60		131	131
Marketing	234,760		1,458,280
Stock based compensation	111,472		684,697	796,676
General and administrative not including depreciation, amortization, or Impairment	476,386	302,764	1,279,676	76,381	1,665,783
Depreciation and amortization	43,001		120,282
Impairment of intangibles	85,406		87,983
Total operating expenses	822,618	32,819	3,630,918	873,188
Interest expense
All other expenses
Other expenses, net
Loss before income tax provision	(1,008,360)	(506,162)	(4,099,962)	(1,360,766)	(3,385,888)
Creatd Partners [Member]
Segment Reporting Information [Line Items]
Net revenue	414,783	609,849	1,621,044	1,496,363	2,283,149	837,827
Cost of revenue	337,817	394,696	1,147,526	1,180,701	1,964,808	842,783
Gross margin	76,966	215,153	473,518	315,662	318,341	(4,956)
Research and development	94,968	72,412	277,321	158,839	225,104	29,775
Marketing	41,176	181,240	255,777	804,958	962,698	285,490
Stock based compensation	126,654	332,531	777,948	875,004
General and administrative not including depreciation, amortization, or Impairment	384,365	293,296	1,032,487	682,602	1,600,212	939,792
Depreciation and amortization	40,917		114,453
Impairment of intangibles
Total operating expenses	647,163	879,479	2,457,986	2,521,403
Interest expense
All other expenses
Other expenses, net
Loss before income tax provision	(570,197)	(664,326)	(1,984,468)	(2,205,741)	(6,331,311)	(2,731,460)
Corporate [Member]
Segment Reporting Information [Line Items]
Net revenue
Cost of revenue
Gross margin
Research and development
Marketing		90,620		402,479	481,349	142,745
Stock based compensation	265,478	1,179,579	1,630,649	3,103,877
General and administrative not including depreciation, amortization, or Impairment	3,136,092	1,672,176	8,401,553	3,891,743	2,791,236	2,592,581
Depreciation and amortization	72,589		203,042
Impairment of intangibles	164,180		169,134
Total operating expenses	3,401,570	2,942,375	10,404,378	7,398,099
Interest expense	(656,647)		(673,855)
All other expenses	(2,875,832)		(3,424,854)
Other expenses, net	(3,532,479)		(4,098,709)
Loss before income tax provision	$ (6,946,764)	$ (5,747,190)	$ (14,503,087)	$ (11,073,171)	$ (11,803,003)	$ (14,981,379)